Other non-financial assets - Summary of Other Non-financial Assets (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)
Non-current
Prepayments	₨ 1,505	$ 18	₨ 1,117
Capital advance	7,995	94	5,098
Advances recoverable	47	1	67
Balances with government authorities	31	0	35
Total	9,578	112	6,317
Current
Prepayments	1,585	19	1,589
Advances recoverable	1,241	15	1,651
Balances with government authorities	2,646	31	1,619
Others	4	0	4
Total	₨ 5,476	$ 64	₨ 4,863